Derivative Instruments and Hedging Activities (Additional Information) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2008
Derivative [Line Items]
Interest rate swap assumed hedge effectiveness		100.00%
Maximum [Member]
Derivative [Line Items]
Currency forward contract, duration	6 months